Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill
Schedule of goodwill

	Sparrow	iClick
	group	group	Total
At January 1, 2024 and December 31, 2024	16,735	—	16,735
Business combination – merger transaction (Note 5.1)	—	36,401	36,401
At December 31, 2025	16,735	36,401	53,136

Schedule of key assumptions used by management for VIU calculation for Sparrow Group

	As of
	January 1,	As of December 31,
	2024	2024	2025
Revenue growth rate	7% - 41%	5% - 69%	17% - 22%
Gross profit margin	42% - 44.9%	39.9% - 49.7%	32%
Terminal growth rate	3.5%	3.5%	3.5%
Pre-tax discount rate	16%	16%	16%

	As of
	January 1,	As of December 31,
	2024	2024	2025
Revenue growth rate	—	—	2% - 7%
Gross profit margin	—	—	69% - 70%
Terminal growth rate	—	—	2%
Pre-tax discount rate	—	—	15%